Business Combination	12 Months Ended
Mar. 31, 2025
Business Combination [Abstract]
Business Combination

Note 4 — Business Combination

— Acquisition of Starry

On April 12, 2023, the Company, through its subsidiary, Titan Digital, entered into a sale and purchase agreements (“SPA1”) with Debbie Soon Rui Yi (“Debbie”), a related party who is the spouse of Jianhao Tan, the CEO of Titan Digital, to acquire 100% equity interest in Starry. Starry was incorporated in Singapore on June 16, 2020, and its principal activities mainly include distribution of Jewelry. Pursuant to the SPA1, Titan digital is obligated to issue 17,648 or 15% of Titan Digital’s ordinary shares to Debbie. On April 12, 2023, the acquisition of starry was completed (“Acquisition date”), and 17,648 shares of Titan Digital’s ordinary shares were issued to Debbie.

The Company’s acquisition of Starry was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of Starry based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB using the fair value approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed, and intangible assets identified as of the acquisition date. Acquisition-related costs incurred for the acquisitions were not material and were expensed as incurred in general and administrative expenses.

Based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05, the Company concluded that the acquisition of Starry was not significant. Pursuant to ASC 805-10-50-2 (h). the unaudited pro forma information of the Company for the years ended March 31, 2024, and 2023 set forth below gives effect to the business combination as if it had occurred on April 1, 2022 and combines the results of operations of the Company since then. The unaudited pro forma information is presented after applying the Company’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future.

	For the year ended March 31,	For the year ended March 31,
	2024	2023
Unaudited pro forma revenue	$97,534,701	$78,051,283
Unaudited pro forma net income	$(1,960,956)	$2,273,155

The following tables summarizes the consideration transferred to acquiring starry at the date of acquisition:

Share issuance*	$564,546
Total consideration at fair value	$564,546

*	The fair value of Titan’s share issuance on April 12, 2023 were estimated by applying discounted cash flow approach which considers the present value of Titan Digital’s future after-tax cash flows using a 14.0% discount rate.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Starry:

Fair value as of acquisition date
Total consideration	$564,546
Less: net assets of Starry:
Cash	128,843
Inventory	57,102
Prepaid expense	34,202
Deposit Paid	442
Intangible asset	131,810
Total assets	352,399
Accounts payable	(9,796)
Other payable	(23,896)
Deferred tax liability	(23,034)
Total liabilities	(56,726)
Total net assets of Starry	295,673
Goodwill	$268,873

The purchase price was allocated to the identifiable intangible assets acquired and liabilities assumed based on their acquisition date estimated fair values. The identifiable intangible assets principally included licenses, with estimated useful lives of 1.0 years based on the expected future economic benefit of the assets and are being amortized over the estimated useful life in proportion to the economic benefits consumed using the straight-line method.

The Company, with the assistance of a third-party appraiser, assessed the fair value of the 100% equity interest, and identifiable intangible assets acquired, in Starry through using income approach based on a number of factors including in the valuations from the third-party appraiser. The significant assumptions used by the Company include financial forecast and discount rate.

The fair value of the licenses was estimated using a relief-from-royalty method. This method calculates fair value by assuming that if the license were to be acquired from a third-party owner, a royalty rate on revenue would be charged for the privilege of using the asset. Therefore, the fair value of the licenses represents the present value of the after-tax royalties saved as a result of owning the legal right to utilize the licenses.

The goodwill, which is not deductible for income tax purposes, is primarily attributed to the enhanced brand recognition expected from integrating Starry’s operations. The acquisition of Starry is strategically aimed at leveraging its expertise in jewelry and accessories retail. By collaborating with Starry, the Company plans to create unique, game character-inspired jewelry and accessories. This collaboration will not only promote and market certain games but also expand the Company’s customer base. The synergy between the gaming operations and the jewelry business is expected to increase brand visibility and appeal to a broader demographic, thereby enhancing brand recognition.

— Acquisition of Martiangear

On July 25, 2023, the Company through its subsidiary, Titan Digital, entered into a sale and purchase agreements (“SPA2”) with two third-parties (“Vendors”) to acquire 100% equity interest of Martiangear. Martiangear was incorporated in Singapore on September 24, 2020, and its principal activities include distribution of gaming desks and chairs. The acquisition of Martiangear was completed on September 4, 2023 (“Acquisition Date”). Pursuant to the SPA2, The Company is obligated to remit an aggregate total of $835,348 consideration in fair value which consist of following three tranches to the Vendors.

●	Tranche 1 — 217,724 of the Company’s ordinary shares (“Consideration Share”) to the Vendors on the Acquisition Date. In the event that the Company fail to become a listed company within 24 months from the Completion Date, the Company irrevocably undertakes to purchase all of the Consideration Share from the Vendors for a cash consideration of $700,000. Given the condition of whether the company can become a listed entity within 24 months is not solely within the control of the Company and in accordance with ASC 480-10-S99, the Company record the fair value of the issuance of the Consideration Shares in Tranche 1 to the Vendors as mezzanine equity.

●	Tranche 2 — An aggregate total of $148,000 cash consideration issue to the Vendors which include (1) $48,000 due on the Completion Date, (2) $50,000 due on one month after the Completion Date, and (3) $50,000 due on two months after the Completion Date.

As of the date of the issuance of these financial statements, the Company had issued 217,724 of its ordinary shares to the Vendors and paid $148,000 in cash consideration as agreed upon in Tranche 2 payment terms. On February 13, 2025, the 217,724 ordinary shares were reclassified from mezzanine equity to permanent equity as a result of the Company becoming a listed company.

The Company’s acquisition of Martiangear was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of Martiangear based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB using the fair value approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed, and intangible assets identified as of the acquisition date. Acquisition-related costs incurred for the acquisitions were not material and were expensed as incurred in general and administrative expenses.

Based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05, the Company concluded that the acquisition of Martiangear was not significant. Pursuant to ASC 805-10-50-2 (h), the unaudited pro forma information of the Company for the years ended March 31, 2024, and 2023 set forth below gives effect to the business combination as if it had occurred on April 1, 2022 and combines the results of operations of the Company since then. The unaudited pro forma information is presented after applying the Company’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would have been occurred had the business combination been consummated as of that time or that may result in the future:

	For the Year ended March 31,	For the Year ended March 31,
	2024	2023
Unaudited pro forma revenue	$97,576,855	$77,724,857
Unaudited pro forma net income	$(1,957,135)	$2,089,212

The following tables summarizes the consideration transferred to acquired Martiangear at the date of acquisition:

Share issuance*	$687,348
Cash consideration	148,000
Total consideration at fair value	$835,348

*	The fair value of the Company’s share issuance on July 25, 2023 were estimated by applying discounted cash flow approach which considers the present value of the Company’s future after-tax cash flows using a 14.0% discount rate.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Martiangear:

Fair value as of acquisition date
Total consideration	835,348
Less: net assets of Martiangear:
Cash	8,263
Accounts receivable	4,808
Inventory	92,889
Intangible asset	85,675
Total assets	191,635
Accounts payable	(17,457)
Deferred tax liability	(13,197)
Total liabilities	(30,654)
Total net assets of Martiangear	160,981
Goodwill	$674,367

The purchase price was allocated to the identifiable intangible assets acquired and liabilities assumed based on their acquisition date estimated fair values. The identifiable intangible assets principally included trademark and license, with estimated useful lives of 7.45 years and 0.82 year, respectively, based on the expected future economic benefit of the assets and are being amortized over the estimated useful life in proportion to the economic benefits consumed using the straight-line method.

The Company, with the assistance of a third-party appraiser, assessed the fair value of the 100% equity interest, and identifiable intangible assets acquired, in Martiangear through using income approach based on a number of factors including in the valuations from the third-party appraiser. The significant assumptions being used by the Company include revenue forecast and discount rate.

The fair value of the licenses and trademarks was estimated using a relief-from-royalty method. This method calculates fair value by assuming that if the licenses and trademarks were to be acquired from third-party owners, a royalty rate on revenue would be charged for the privilege of using the assets. Consequently, the fair value of the licenses and trademarks represents the present value of the after-tax royalties saved as a result of owning the legal right to utilize them.

The goodwill is not deductible for income tax purposes and is related primarily to the expected synergies from combining the operations into the Company’s business operation in console game.

— Acquisition of 2Game

On July 31, 2022, the Company, through its 100% owned subsidiary, GCL Global SG, entered into a share purchase agreement (the “SPA”) with three unrelated parties to acquire a 51% equity interest in 2Game. 2Game, incorporated in Hong Kong, primarily engages in the distribution of game codes and other related consumer items. Pursuant to the SPA, the Company is obligated to pay an aggregate of up to $6,120,000 consideration which consist of following five tranches to the aforementioned three parties upon certain conditions are met.

●	Tranche 1 — A cash consideration of $6,550 is to be paid upon the completion of the acquisition of 2Game.

●	Tranche 2 — A consideration of $2,993,450, comprised of 67% in cash and 33% in shares, is to be issued upon the successful listing on the US capital market.

●	Tranche 3 — A consideration of $800,000, comprising 67% in cash and 33% in shares, is to be paid upon 2Game’s achievement in a gross revenue target of $19,400,000 and a Net Profit After Tax (NPAT) of $714,273 for the fiscal year ending March 31, 2023.

●	Tranche 4 — A consideration of $1,000,000, comprising 67% in cash and 33% in shares, is to be paid upon 2Game’s achievement in a gross revenue target of $31,072,773 and an NPAT of $893,201 for the fiscal year ending March 31, 2024.

●	Tranche 5 — A consideration of $1,320,000, comprising 67% in cash and 33% in shares, is to be paid upon 2Game’s achievement in a gross revenue target of $37,852,287 and an NPAT of $1,238,956 for the fiscal year ending March 31, 2025

Under Tranche 3 to 5, in the event that either one or both the gross revenue and NPAT are below the gross revenue target and NPAT target, the consideration shares shall be reduced on a pro rata basis.

Additionally, in the event of 2Game’s net profit after tax (“NPAT”) is in excess of the NPAT target set out in financial performance milestones, the above mentioned third parties shall be entitled to the additional cash and shares consideration (“Outperformance Consideration”).

On October 17, 2023, the Company, through a contract addendum, changed the consideration payment schedule to the following:

●	Tranche 2 — A consideration of $2,993,450, comprised of 100% in shares, is to be issued upon the successful listing on the US capital market.

●	Tranche 4 — A consideration of $1,000,000, comprising 100% in cash, is to be paid upon 2Game’s achievement in a gross revenue target of $31,072,773 and an NPAT of $893,201 for the fiscal year ending March 31, 2024.

●	Tranche 5 — A consideration of $1,320,000, comprising 100% in shares, is to be paid upon 2Game’s achievement in a gross revenue target of $37,852,287 and an NPAT of $1,238,956 for the fiscal year ending March 31, 2025.

On December 29, 2024, the Company, through another addendum, changed the consideration payment schedule.

●	Tranche 2 — A consideration of $2,993,450, comprised of 10% in cash and 90% in shares, is to be issued upon the successful listing on the US capital market.

As of the date of issuance of these consolidated financial statements, the Company has achieved or partially achieved the milestones associated with Tranches 1 through 5. The corresponding cash or share consideration for Tranches 1 through 4 has been fully settled, while the consideration for Tranche 5 remains outstanding.

The Company’s acquisition of 2Game was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of 2Game based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB using the fair value approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed, and intangible assets identified as of the acquisition date. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expenses.

The Company concluded that the acquisition of 2Game was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to ASC 805-10-50-2 (h). the unaudited pro forma information of the Company for the year ended March 31, 2023 set forth below gives effect to the business combination as if it had occurred on April 1, 2022 and combines the results of operations of the Company since then. The unaudited pro forma information is presented after applying the Company’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

	For the	For the
	Year ended March 31,	Year ended March 31,
	2023	2022
Unaudited pro forma revenue	$77,444,155	$65,827,057
Unaudited pro forma net income	$2,140,643	$4,586,525

Cash	$6,550
*Contingent consideration for acquisition	3,360,848
Total consideration at fair value	$3,367,398

*	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included around $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition was amounted to a loss $545,428, $272,029 and $932,152 for the years ended March 31, 2025, 2024 and 2023, respectively. As March 31, 2025, the fair value of contingent consideration for acquisition was amounted to $1,121,006. As of March 31, 2024, the fair value of contingent consideration for acquisition amounted to $3,697,000, of which $2,319,000 and $1,378,000 were recognized at current and non-current portion at the consolidated balance sheets, respectively. The fair value of the contingent consideration as of March 31, 2024 and 2023 were estimated by applying income approach which considers the present value of the expected future payment, discounted using a risk-adjusted discount rate of 5.3%, as of March 31, 2025, 2024 and 2023, which are not observable in the market (level 3 inputs).

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of 2Game:

Fair value as of acquisition date
Total consideration	$3,367,398
Non-controlling interest	2,590,000
Less: net assets of 2Game:
Cash	428
Prepayments	7,338
Intangible assets	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liability	(806,140)
Total liabilities	(839,522)
Total net assets of 2Game	3,910,244
Goodwill	$2,047,154

The purchase price was allocated to the identifiable intangible assets acquired and liabilities assumed based on their acquisition date estimated fair values. The identifiable intangible assets principally included customer relationships, with estimated useful lives of 4.6 years based on the expected future economic benefit of the assets and are being amortized over the estimated useful life in proportion to the economic benefits consumed using the straight-line method.

The Company, with the assistance of a third-party appraiser, assessed the fair value of the 100% equity interest, identifiable intangible assets acquired, and noncontrolling interest in 2Game through using income approach based on the following factors: (a) assumptions on the market and the asset that are considered to be fair and reasonable; (b) financial performance that shows a consistent trend of the operation; (c) consideration and analysis on the micro and macro economy affecting the subject asset; (d) analysis on tactical planning, management standard and synergy of the subject assets; (e) analytical review of the subject asset; and (f) assessment of the leverage and liquidity of the subject asset. The significant assumption being used by the Company includes financial forecast, discount rate and attribution rate.

The fair value of the non-controlling interest in 2Game’s was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in 2Game.

The fair value of client relationships was estimated using a multi-period excess earnings method. To calculate fair value, the Company estimated the attribution rate and used cash flows discounted at a rate considered appropriate given the inherent risks associated with each client grouping.

The goodwill is not deductible for income tax purposes and is related primarily to the expected synergies from combining the operations into the Company’s business operation in console game.